Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Significant Accounting Policies
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Immutep is a globally active biotechnology company that is a leader in the development of
LAG-3
immunotherapeutic products for cancer and autoimmune disease. It is dedicated to leveraging its technology and expertise to discover and develop novel immunotherapies, and to partner with leading organisations to bring innovative treatment options to market for patients.
Immutep has four product candidates based on the
LAG-3
immune control mechanism in development, all with different mechanisms of action. Its lead in-house
product candidate is eftilagimod alpha (“efti” or “IMP321”), a soluble
LAG-3Ig
fusion protein, which is in later-stage clinical development for the treatment of cancer.
Immutep has a second
in-house
product candidate (IMP761) which is in
pre-clinical
development for the treatment of autoimmune disease, and two clinical programs that are fully licensed to major pharmaceutical partners.
Immutep is listed on the Australian Securities Exchange (IMM), and on the NASDAQ (IMMP) in the United States.
These financial statements are the consolidated financial statements of the consolidated entity consisting of Immutep Limited and its subsidiaries. The financial statements are presented in the Australian currency.
Immutep Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business is:
Level 33, Australia Square, 264 George Street
Sydney NSW 2000
The financial statements were authorised for issue by the directors on October 10, 2023. The directors have the power to amend and reissue the financial statements.
The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated. The financial statements are for the consolidated entity consisting of the Company and its subsidiaries.
Whilst
COVID-19
pandemic has continued to result in significant disruptions to the global economy during the fiscal year ended June 30, 2023, there still remains substantial uncertainty over the ultimate duration and the extent of the pandemic as well as the corresponding economic impacts. These uncertainties have been incorporated into the judgements and estimates used by management in the preparation of this report, including the carrying values of the assets and liabilities, contracts and potential liabilities have been made, with no material impact to the consolidated financial statements. For the Group, the ongoing
COVID-19
pandemic has not significantly increased the estimation of uncertainty in the preparation of the consolidated financial statements.
The Group has business continuity procedures in place and is addressing health and safety risks whilst continuing to carry out ongoing clinical trials. The Group’s operations have been maintained with minimal disruption and have undertaken extensive additional measures to ensure the safety and wellbeing of its people, patients, suppliers, and stakeholders.
(a) Basis of preparation
These general-purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) and the Corporations Act 2001. Immutep Limited is a for-profit entity for the purpose of preparing the financial statements.
(i) Compliance with IFRS
The consolidated financial statements of the Immutep Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
(ii) New standards and interpretations not yet adopted
Certain new accounting standards and interpretations have been published that are not mandatory for June 30, 2023 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations is set out below.

AASB 101(IAS 1) Presentation of Financial Statements
The AASB issued a narrow-scope amendment to AASB 101(IAS 1) Presentation of Financial Statements to clarify that liabilities are classified as either current or non-current,
depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g., the receipt of a waiver or a breach of covenant). The amendment also clarifies what AASB 101(IAS 1) means when it refers to the ‘settlement’ of a liability.
Entities should reconsider their existing classification in light of the amendment and determine whether any changes are required. The Amendment should be applied for annual periods beginning on or after January 1, 2023. There is no significant impact on adopting the amendment to AASB 101(IAS 1).
There are no other standards that are not yet effective and that would be expected to have a material impact on the Group in the current or future reporting years and on foreseeable future transactions.
(iii) New and amended standards adopted by the Group
The Group has applied the following standards and amendments for the first time for their annual reporting period commencing July 1, 2022;

•
AASB
2020-3
Amendments to Australian Accounting Standards – Annual Improvements 2018 – 2020 and Other Amendments [AASB 1, (IFRS 1), AASB 3 (IFRS 3), AASB 9 (IFRS 9), AASB 116 (IAS 16), AASB 137 (IAS 37) & AASB 141(IAS 41)].

The Group also elected to adopt the following standards and amendments early:

•	AASB 2021-5 Amendments to Australian Accounting Standards – Deferred Tax related to Assets and Liabilities arising from a Single Transaction [AASB 112 (IAS 12)].
The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.
(iv) Historical cost convention
The financial statements have been prepared under the historical cost convention, except for, where applicable, financial assets and liabilities (including derivative financial instruments), which are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.
(v) Critical accounting estimates
The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the consolidated entity’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 3.
(b) Principles of consolidation
Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

(c) Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker (CODM), who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Board of Directors.
(d) Foreign currency translation
(i) Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollars, which is the Immutep Limited’s functional and presentation currency.
(ii) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss, except when they are deferred in equity as qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to borrowings are presented in the Statement of Comprehensive Income, within finance costs. All other foreign exchange gains and losses are presented separately in the Statement of Comprehensive Income on a net basis.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary
assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.
(iii) Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•
income and expenses for each income statement and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

(e) Revenue recognition
Revenue is recognized when (or as) the Group satisfies a performance obligation by transferring a promised good or service to a customer. Revenue is presented net of GST, rebates and discounts. Performance obligations are completed at a point in time and over time. Revenue is recognized for the major business activities of the Group as follows:
(i) License revenue
A license may provide another party the right to use the Group’s intellectual property as it exists at the point in time the license is granted. For these licenses, revenue is recognized at a point in time when control transfers to the licensee and the license period begins. At present, the Group is in the research and development phase of operations and license revenue earned is through milestone payments from on-going
clinical trials and research.
The Group recognizes revenues from license fees for intellectual property (IP) both at a point in time and over a period of time. The Group must make an assessment as to whether such a license represents a right-to-use
the IP (at a point in time) or a right to access the IP (over time). Revenue for a right-
to-use
license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing
of a drug candidate or technology. A license is considered a right to access the intellectual property when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.
Milestone payments for research and development are contingent upon the occurrence of a future event and represent variable consideration. The Group’s management estimates at the contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; e.g. achieving a specific success in clinical development (or not). The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of accumulated revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The transaction price is allocated to separate performance obligations based on relative standalone selling prices. If the transaction price includes consideration that arise based on a future event or circumstance (e.g., the completion of a clinical trial phase), the Group would allocate that variable consideration (and any subsequent changes to it) entirely to one performance obligation if both of the following criteria are met:

•
The payment terms of the variable consideration relate specifically to the Group’s efforts to satisfy that performance obligation or transfer the distinct good or service (or to a specific outcome from satisfying that separate performance obligation).

•
Allocating the variable amount entirely to the separate performance obligation or the distinct good or service reflects the amount of consideration to which the Group expects to be entitled in exchange for satisfying that particular performance obligation when considering all of the performance obligations and payment terms in the contract.

Variable consideration is only recognized as revenue when the related performance obligation is satisfied, and the Group determines that it is probable that there will not be a significant reversal of cumulative revenue recognized in future periods.
Other income
(ii) Grant income
Grants from the governments, including Australian Research and Development Rebates, France’s Crédit d’Impôt Recherche are recognized at their fair value when there is a reasonable assurance that the grant will be received and the Company will comply with all attached conditions. Government grants relating to operating costs are recognized in the Statements of Comprehensive Income as grant income.
(iii) Research material sales
Revenue from the sale of materials supplied to other researchers in order to conduct further studies on
LAG-3
technologies is recognized at a point in time when the materials are delivered, the legal title has passed, and the other party has accepted the materials.

(iv) Research collaboration income
Revenue from services provided in relation to undertaking research collaborations with third parties are recognized over time in the accounting period in which the services are rendered. Revenue is measured based on the consideration specified in the agreement or contract with a third party.
(f) Income tax
The income tax expense or benefit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill.
Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.
Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.
Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Immutep Limited and its wholly owned Australian controlled entities have implemented the tax consolidation legislation. As a consequence, these entities are taxed as a single entity and the deferred tax assets and liabilities of these entities are set off in the consolidated financial statements. Foreign subsidiaries are taxed individually by the respective local jurisdictions. For the purposes of preparation of the financial statements, the tax position of each entity is calculated individually and consolidated as consolidated tax entity.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
(g) Impairment of assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortisation and are tested annually for impairment or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).
Non-financial
assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
(h) Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheet.
(i) Current receivables
Current receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment. Amounts receivable in relation to Goods and Services Tax (GST) and Value Added Tax (VAT) are due from the local taxation authorities and recorded based on the amount of GST and VAT paid on purchases. They are presented as current assets unless collection is not expected for more than 12 months after the reporting date.
Collectability of current receivables is reviewed on an ongoing basis. Receivables which are known to be uncollectible are written off by reducing the carrying amount. An allowance account is used when there is objective evidence that the Group will not be able to collect all amounts due.
(j) Financial Instruments
Recognition and derecognition
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Classification and initial measurement of financial assets
All financial assets are initially measured at fair value adjusted for transaction costs (where applicable), except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with AASB 15 (IFRS 15).
Subsequent measurement of financial assets
For the purpose of subsequent measurement, financial assets are classified into the following categories upon initial recognition:

•	financial assets at amortized cost

•	financial assets at fair value through profit or loss

•	financial assets at fair value through other comprehensive income
Classifications are determined by both:

•	The entity’s business model for managing the financial asset

•	The contractual cash flow characteristics of the financial assets
All income and expenses relating to financial assets that are recognized in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.
Financial assets at amortized cost
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVPL):

•	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows.

•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.
Financial assets at fair value through profit or loss (FVPL) and financial assets at fair value through other comprehensive income (FVOCI)
The Group does not hold any financial assets at fair value through profit or loss or fair value through comprehensive income.
Impairment of financial assets
AASB 9 (IFRS 9) requires more forward-looking information to recognize expected credit losses—the ‘expected credit losses (ECL) model’. Accordingly, the impairment of financial assets including trade receivables is being assessed using an expected credit loss model.
Classification and measurement of financial liabilities
The Group’s financial liabilities comprise trade and other payables, convertible notes and US warrant liabilities. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortised cost using the effective interest method except for convertible note and US warrants liabilities.
All interest-related charges and, if applicable, changes in an instruments’ fair value that are reported in profit or loss are included.

(k) Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of fiscal year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognised initially at their fair value and subsequently measured at amortised cost using the effective interest method.
(l) Compound instruments
Convertible notes, including the attached options and warrants, issued to Ridgeback Capital Investments are accounted for as share based payments when the fair value of the instruments are higher than the consideration received, representing intangible benefits received from the strategic investor. The difference between the fair value and consideration received at issuance of the convertible notes and attached options and warrants is recognised immediately in profit and loss as a share-based payment charge.
If options or warrants contain a settlement choice between cash or shares, this settlement choice constitutes a compound feature of the convertible notes, which triggers the separation of debt and equity components to be accounted for separately. The liability component is measured at fair value at initial recognition and subsequent changes in fair value are recognised in profit and loss. The difference between the fair value of the convertible notes and the liability component at inception is accounted as an equity element and not remeasured subsequently.
(m) US warrant liability
The US warrant liabilities which are viewed as debt instruments, are measured at fair value through profit or loss. These warrants exercise price are in a currency other than functional currency of the Company, therefore it does not meet the
“fixed-for-fixed”
condition for recognising as equity component under IAS 32. They are classified as liabilities.
The liability has been designated as at fair value through profit or loss on initial recognition and subsequent changes in fair value are recognised in the profit or loss. This liability is considered a derivative financial liability.
Finance costs
Finance costs are expensed in the period in which they are incurred.
(n) Plant and equipment
Plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Depreciation on other assets is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

•	Computers – 3 years

•	Plant and equipment – 3-5 years

•	Furniture and fittings – 3-5 years
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 1(g)).
Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss.
(o) Intangible assets
(i) Intellectual property
Costs incurred in acquiring intellectual property are capitalized and amortized on a straight line basis over a period not exceeding the life of the patents, which averages 14 years. Where a patent has not been formally granted, the company estimates the life of the granted patent in accordance with the provisional application.

Costs include only those costs directly attributable to the acquisition of the intellectual property. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 1(g)).
(ii) Research and development
Research expenditure on internal projects is recognized as an expense as incurred. Costs incurred on development projects (relating to the design and testing of new or improved products) are recognized as intangible assets when it is probable that the project will, after considering its commercial and technical feasibility, be completed and generate future economic benefits and its costs can be measured reliably. The expenditure that could be recognized comprises all directly attributable costs, including costs of materials, services, direct labor and an appropriate proportion of overheads. Other expenditures that do not meet these criteria are recognized as an expense as incurred.
As the Company has not met the requirement under the standard to capitalize costs in relation to development, these amounts have been expensed.
Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight line basis over its useful life.
(iii) Goodwill
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The excess of the consideration transferred and the amount of any non-controlling
interests in the acquiree over the fair value of the Group’s share of the net identifiable assets acquired is recorded as goodwill. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortised, but it is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
(p) Employee benefits
(i) Short-term obligations
Liabilities for wages and salaries, including
non-monetary
benefits and accumulating annual leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. Liabilities for non-accumulating
sick leave are recognized when the leave is taken and measured at the rates paid or payable.
(ii) Other long-term employee benefit obligations
The liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are measured at the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss. The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.
(iii) Retirement benefit obligations
The Group does not maintain a Group superannuation plan. The Group makes fixed percentage contributions for all Australian resident employees to complying third party superannuation funds. The Group has no statutory obligation and does not make contributions on behalf of its resident employees in the USA and Germany. The Group’s legal or constructive obligation is limited to these contributions. Contributions to complying third party superannuation funds are recognized as an expense as they become payable.

(iv)
Share-based
payments
Share-based compensation benefits are provided to employees via the Executive Incentive Plan (EIP). Information relating to these schemes is set out in note 32.
The fair value of performance rights and options granted under the EIP are recognized as an employee benefits expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted, which includes any market performance conditions and the impact of any non-vesting
conditions but excludes the impact of any service and
non-market
performance vesting conditions.
Non-market
vesting conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-marketing
vesting conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
(v) Termination benefits
Termination benefits are payable when employment is terminated before the normal employment contract expiry date. The Group recognizes termination benefits when it is demonstrably committed to terminating the employment of current employees.
(vi) Bonus plan
The Group recognizes a liability and an expense for bonuses. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.
(q) Contributed equity
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
(r) Earnings per share
(i) Basic earnings per share
Basic earnings per share is calculated by dividing:

•	the profit or loss attributable to owners of the Company

•
by the weighted average number of ordinary shares outstanding during the fiscal year, adjusted for bonus elements in ordinary shares issued during the year. Bonus elements have been included in the calculation of the weighted average number of ordinary shares and has been retrospectively applied to the prior fiscal year.

(ii) Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

•	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

(s) Goods and Services Tax (‘GST’) and other similar taxes
Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the balance sheet.
Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.
Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.
(t) Leases
The Group leases various offices and printer equipment. Rental contracts are typically made for fixed periods of 1 to 3 years and typically have extension options of 3 months to 1 year minimum at the discretion of either the Lessor or the Lessee. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices, wherever practicable. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Operating leases with a term of less than 12 months are considered as short-term leases and leases below threshold of A$12,000 are considered as low value leases. Payments associated with short-term leases and all leases of low-value
assets are recognised on a
straight-line
basis as an expense in profit or loss. During the fiscal year ended June 30, 2023, the expense recognised for short term leases was A$6,539 and the expense recognised for low value leases was A$5,782.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	amounts expected to be payable by the Group under residual value guarantees

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using an incremental borrowing rate as calculated by management at the commencement date and taking into consideration feedback from surveyed financial institutions on incremental borrowing rates available for the Group as a lessee and nature of each lease portfolio. Incremental borrowing rates are re-assessed
on a half yearly basis and is deemed equivalent for the Group’s specific circumstances to a rate that an individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions. Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period.

Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs, and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life. The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset. Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations.
The Group does not provide residual value guarantees in relation to leases.
(u) Parent entity financial information
The financial information for the parent entity, Immutep Limited, disclosed in note 33 has been prepared on the same basis as the consolidated financial statements, except as set out below.
(i) Investments in subsidiaries, associates, and joint venture entities
As disclosed in note 33,
non-current
assets represent solely the investments of Immutep Limited, investments in its wholly owned subsidiaries. Investments in subsidiaries held by Immutep Limited are accounted for at cost in the separate financial statements of the parent entity.
(ii) Tax consolidation legislation
Immutep Limited and its wholly-owned Australian controlled entities have implemented the tax consolidation legislation. The head entity, Immutep Limited, and the controlled entities in the tax consolidated group account for their own current and deferred tax amounts. These tax amounts are measured as if each entity in the tax consolidated group continues to be a stand-alone taxpayer in its own right.
The entities have also entered into a tax funding agreement under which the wholly-owned entities fully compensate for any current tax payable assumed and are compensated by the head entity for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to the head entity under the tax consolidation legislation. The funding amounts are determined by reference to the amounts recognized in the wholly-owned entities’ financial statements.
The amounts receivable/payable under the tax funding agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each fiscal year. The head entity may also require payment of interim funding amounts to assist with its obligations to pay tax instalments. Assets or liabilities arising under tax funding agreements with the tax consolidated entities are recognized as current amounts receivable from or payable to other entities in the Group. Any difference between the amounts assumed and amounts receivable or payable under the tax funding agreement are recognized as a contribution to (or distribution from) wholly-owned tax consolidated entities.
(iii)
Share-based
payments
The grant by the company of options over its equity instruments to the employees of subsidiary undertakings in the Group is treated as a capital contribution to that subsidiary undertaking. The fair value of employee services received, measured by reference to the grant date fair value, is recognized over the vesting period as an increase to investment in subsidiary undertakings, with a corresponding credit to equity.